Subsequent Events	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2022, up to November 18, 2022, the date the Company issued the audited financial statements. Based upon this review, the Company identifed the following subsequent events:.

On November 11, 2022, the Company held a Special Meeting of its stockholders. The Stockholders of the Company approved the First Amendment to the Second Amended and Restated Certificate of Incorporation (the “Extension Amendment”). The Company has the right to extend the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses (a “business combination”), (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s Class A common stock included as part of the units sold in the Company’s initial public offering that was closed on May 11, 2021 (the “IPO”) from November 11, 2022 (the “Termination Date”) up to nine (9) one-month extensions to August 11, 2023 (the “Extension Amendment Proposal”).
At the Special Meeting held on November 11, 2022, the Stockholders also approved of Trust Amendment Proposal, pursuant to which the Investment Management Trust Agreement (the “Trust Agreement”), dated May 11, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as trustee (“Continental”), was amended to extend the date on which Continental must liquidate the Trust Account (the “Trust Account”) established in connection with the IPO if the Company has not completed its initial business combination, from November 11, 2022 to August 11, 2023 (or such earlier date after November 11, 2022, as determined by the Data Knights Board).
In connection with the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at the special meeting, holders of 8,768,456 shares of Class A Common Stock exercised their right to redeem those shares for cash at an approximate price of $10.42 per share, for an aggregate of approximately $91.4 million. Following the payment of the redemptions, the Trust Account had a balance of approximately $28.5 million.
In connection with approval of the Extension Amendment Proposal and the Trust Amendment Proposal, Data Knights, LLC, the Company’s sponsor, caused $0.045 per outstanding share of the Company’s Class A Common Stock, giving effect to the redemptions disclosed above, or approximately $122,920, to be deposited in the Trust Account in connection with the exercise of the first monthly extension of the Extended Date to December 11, 2022.

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2021, up to April 1, 2022, the date the Company issued the audited financial statements. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.